UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

  OPPENHEIMER QUEST FOR VALUE FUNDS, CONSISTING OF: OPPENHEIMER QUEST BALANCED FUND, OPPENHEIMER QUEST OPPORTUNITY VALUE FUND, AND OPPENHEIMER SMALL- & MID-
                                 CAP VALUE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--72.0%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.2%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--2.6%
Apollo Group, Inc., Cl. A 1                                                              3,300,000       $   183,711,000
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.2%
Royal Caribbean Cruises Ltd. 2                                                           7,300,000           298,570,000
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Family Dollar Stores, Inc.                                                               4,000,000            95,800,000
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
Best Buy Co., Inc.                                                                       3,000,000           151,980,000
ENERGY--5.4%
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.4%
ConocoPhillips                                                                           4,500,000           291,150,000
------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                         2,000,000            98,160,000
                                                                                                         ---------------
                                                                                                             389,310,000
FINANCIALS--19.4%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.8%
Capital One Financial Corp.                                                                714,800            59,542,840
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                          7,000,000           326,060,000
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                     2,500,000            99,375,000
                                                                                                         ---------------
                                                                                                             484,977,840
------------------------------------------------------------------------------------------------------------------------
INSURANCE--8.9%
AMBAC Financial Group, Inc.                                                              2,540,000           195,097,400
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                       3,000,000           196,380,000
------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                            3,000,000           246,690,000
                                                                                                         ---------------
                                                                                                             638,167,400
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.7%
Countrywide Financial Corp.                                                              8,000,000           267,520,000
HEALTH CARE--14.3%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.5%
Biogen Idec, Inc. 1                                                                      5,500,000           246,125,000
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--10.8%
Forest Laboratories, Inc. 1                                                              3,500,000           161,980,000
------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                            15,000,000           385,200,000
------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                   5,000,000           230,000,000
                                                                                                         ---------------
                                                                                                             777,180,000
INDUSTRIALS--4.6%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
ChoicePoint, Inc. 1                                                                      2,430,000            99,921,600
------------------------------------------------------------------------------------------------------------------------
MACHINERY--3.2%
Eaton Corp.                                                                              3,500,000           231,700,000
INFORMATION TECHNOLOGY--16.5%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.5%
Cisco Systems, Inc. 1                                                                   13,000,000           241,410,000
------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                          13,000,000           295,230,000
                                                                                                         ---------------
                                                                                                             536,640,000
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.8%
Dell, Inc. 1                                                                             7,000,000           205,170,000


1                      |                         Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                        21,000,000       $   226,800,000
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--3.0%
Cadence Design Systems, Inc. 1                                                           6,000,000           105,960,000
------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                           4,750,000           110,152,500
                                                                                                         ---------------
                                                                                                             216,112,500
MATERIALS--1.6%
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.6%
Inco Ltd.                                                                                2,300,500           117,969,640
                                                                                                         ---------------
Total Common Stocks (Cost $4,698,397,690)                                                                  5,167,654,980

                                                                                         PRINCIPAL
                                                                                            AMOUNT
------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--25.7%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--1.9%
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
DaimlerChrysler North America Holding Corp., 6.40% Nts., 5/15/06                    $   34,100,000            34,226,204
------------------------------------------------------------------------------------------------------------------------
MEDIA--1.4%
CBS Corp., 5.625% Sr. Unsec. Nts., 5/1/07                                               19,560,000            19,639,355
------------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                                     8,500,000            10,234,111
------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.11% Nts., 8/15/06                                             28,200,000            28,623,367
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                   40,980,000            41,182,851
                                                                                                         ---------------
                                                                                                              99,679,684
CONSUMER STAPLES--4.1%
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
CVS Corp., 3.875% Unsec. Nts., 11/1/07                                                  42,080,000            41,241,051
------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                           39,130,000            38,925,389
                                                                                                         ---------------
                                                                                                              80,166,440
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
General Mills, Inc., 2.625% Unsec. Unsub. Nts., 10/24/06                                43,810,000            42,967,928
------------------------------------------------------------------------------------------------------------------------
Kellogg Co., 2.875% Nts., 6/1/08                                                        43,500,000            41,409,608
------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                                                 46,350,000            46,236,257
------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06                                       42,910,000            43,505,076
                                                                                                         ---------------
                                                                                                             174,118,869
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Proctor & Gamble Co. (The), 3.50% Nts., 12/15/08                                        43,230,000            41,643,459
ENERGY--1.6%
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.6%
ChevronTexaco Capital Co., 3.50% Nts., 9/17/07                                          43,790,000            42,856,879
------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp., 5.375% Unsec. Nts., 6/1/07                                          40,515,000            40,696,062
------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125% Unsec. Nts., 4/15/07                                        28,750,000            29,068,148
                                                                                                         ---------------
                                                                                                             112,621,089
FINANCIALS--9.1%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
Ameriprise Financial, Inc., 5.35% Sr. Unsec. Nts., 11/15/10                             39,120,000            39,349,791
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 7.80% Nts., 8/15/07                                      39,130,000            40,737,734
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.75% Unsec. Nts., 4/15/07                      47,410,000            47,843,517


2                      |                         Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
Merrill Lynch & Co., Inc., 3.70% Nts., Series B, 4/21/08                           $    43,990,000       $    42,739,364
                                                                                                         ---------------
                                                                                                             170,670,406
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
HSBC Finance Corp., 7% Nts., 5/15/12                                                    20,000,000            21,727,280
------------------------------------------------------------------------------------------------------------------------
KeyCorp, 2.75% Sr. Nts., Series G, 2/27/07                                              43,615,000            42,386,889
------------------------------------------------------------------------------------------------------------------------
US Bank NA, 2.85% Nts., 11/15/06                                                        40,300,000            39,675,672
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.95% Nts., 11/1/06                                                     40,680,000            40,663,687
------------------------------------------------------------------------------------------------------------------------
World Savings Bank FSB, 4.125% Sr. Nts., 3/10/08                                        30,080,000            29,533,116
                                                                                                         ---------------
                                                                                                             173,986,644
------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.3%
American Express Credit Corp.:
3% Nts., 5/16/08                                                                        19,460,000            18,642,894
5% Nts., Series B, 12/2/10                                                              34,230,000            34,210,181
------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                                39,250,000            38,180,555
                                                                                                         ---------------
                                                                                                              91,033,630
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                   15,000,000            16,893,855
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5% Nts., 3/6/07                                                                         26,426,000            26,447,960
6% Nts., 2/21/12                                                                        15,000,000            15,698,685
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                          25,000,000            25,506,275
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.25% Nts., 5/30/07                                               46,725,000            46,880,875
                                                                                                         ---------------
                                                                                                             131,427,650
------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.2%
Berkshire Hathaway Finance Corp., 3.375% Nts., 10/15/08                                 43,940,000            42,296,908
------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.625% Sr. Unsec. Unsub. Nts., 6/1/07                41,960,000            42,216,585
                                                                                                         ---------------
                                                                                                              84,513,493
INDUSTRIALS--4.7%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.1%
Boeing Capital Corp., 6.50% Nts., 2/15/12                                               21,750,000            23,321,633
------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                                            40,930,000            40,635,591
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 4.079% Nts., 11/16/06                                           43,840,000            43,562,098
------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.75% Nts., 8/15/07                                                       43,810,000            44,745,606
                                                                                                         ---------------
                                                                                                             152,264,928
------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                  43,830,000            42,633,835
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06                                          15,100,000            15,231,446
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                                  8,740,000             9,046,354
                                                                                                         ---------------
                                                                                                              24,277,800
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
General Electric Capital Corp.:
4.875% Nts., Series A, 10/21/10                                                         24,450,000            24,304,767
6% Nts., 6/15/12                                                                        19,700,000            20,655,155
------------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 5.80% Nts., 8/1/06                                         38,980,000            39,116,157
                                                                                                         ---------------
                                                                                                              84,076,079


3                      |                         Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
John Deere Capital Corp., 3.875% Nts., Series D, 3/7/07                            $    39,120,000       $    38,694,844
INFORMATION TECHNOLOGY--0.6%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Motorola, Inc., 4.608% Nts., 11/16/07                                                   43,850,000            43,548,005
MATERIALS--1.0%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
E.I. du Pont de Nemours & Co., 4.125% Nts., 4/30/10                                     29,330,000            28,276,701
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07                                             44,705,000            44,214,318
TELECOMMUNICATION SERVICES--1.5%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06                                        39,450,000            39,527,677
------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                   24,450,000            26,412,919
7.375% Sr. Nts., 9/1/12                                                                 15,000,000            16,582,620
                                                                                                         ---------------
                                                                                                              82,523,216
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Wireless Services, Inc., 7.35% Sr. Unsec. Nts., 3/1/06                             24,740,000            24,789,925
UTILITIES--1.2%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Dominion Resources, Inc., 3.66% Sr. Nts., Series A, 11/15/06                            43,845,000            43,345,299
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Duke Capital LLC, 4.302% Sr. Unsec. Nts., 5/18/06                                       42,760,000            42,683,118
                                                                                                         ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $1,862,369,537)                                      1,845,415,636
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--2.1%
------------------------------------------------------------------------------------------------------------------------
Amercian Express Credit Corp., 4.32%, 2/8/06                                            30,000,000            29,974,800
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
4.34%, 2/1/06                                                                           73,517,000            73,517,000
4.35%, 3/1/06                                                                           50,000,000            49,830,833
                                                                                                         ---------------
Total Short-Term Notes (Cost $153,322,633)                                                                   153,322,633
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $6,714,089,860)                                                   7,166,393,249
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.4%
------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.3%
Trust Money Market Securities, Series A-2, 4.545%, 2/15/06 3                             7,000,000             7,000,000
------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 4.561%, 3/15/06 3                                          12,000,000            12,000,000
                                                                                                         ---------------
                                                                                                              19,000,000
------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.0%
Protective Life Insurance Co., 4.78%, 4/28/06 3                                          1,000,000             1,000,000
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.32% in joint repurchase agreement (Principal
Amount/Value $2,500,000,000, with a maturity value of $2,500,313,889)
with Bank of America NA, 4.52%, dated 1/31/06, to be repurchased at
$8,088,815 on 2/1/06, collateralized by U.S. Agency Mortgages, 0.00%--
10%, 2/1/07--4/1/44, with a value of $2,550,000,000 3                                    8,087,800             8,087,800
                                                                                                        ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $28,087,800)                    28,087,800


4                      |                         Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------


                                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $6,742,177,660)                                            100.2%        7,194,481,049
-------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (0.2)          (15,741,525)
                                                                                       ----------------------------------
Net Assets                                                                                   100.0%      $ 7,178,739,524
                                                                                       ==================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $6,744,551,866
                                                      ===============

Gross unrealized appreciation                         $  560,076,182
Gross unrealized depreciation                           (110,146,999)
                                                      ---------------
Net unrealized appreciation                           $  449,929,183
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


5                      |                         Oppenheimer Quest Balanced Fund

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of January 31, 2006, the Fund had on loan securities valued at $27,190,320. Collateral of $28,087,800 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


6                      |                         Oppenheimer Quest Balanced Fund


Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--64.2%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.5%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Corinthian Colleges, Inc. 1                                                                 447,800        $    5,678,104
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Marriott International, Inc., Cl. A                                                         164,900            10,988,936
-------------------------------------------------------------------------------------------------------------------------
MEDIA--8.6%
Liberty Global, Inc., Series A 1                                                          1,744,552            37,333,413
-------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                          1,744,552            35,274,841
-------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                              7,010,200            58,605,272
-------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                                       402,900            16,712,292
                                                                                                           --------------
                                                                                                              147,925,818
CONSUMER STAPLES--5.6%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Constellation Brands, Inc., Cl. A 1                                                         422,800            11,284,532
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Wal-Mart Stores, Inc.                                                                       322,100            14,852,031
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Nestle SA                                                                                    64,931            19,045,817
-------------------------------------------------------------------------------------------------------------------------
TOBACCO--3.0%
Altria Group, Inc.                                                                          714,000            51,650,760
ENERGY--5.2%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
Halliburton Co.                                                                             296,500            23,586,575
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.9%
BP plc, ADR                                                                                 652,200            47,160,582
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                          56,500             5,438,125
-------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                                 153,300            14,486,850
                                                                                                           --------------
                                                                                                               67,085,557
FINANCIALS--11.2%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
UBS AG                                                                                      329,056            35,776,748
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
Bank of America Corp.                                                                       116,300             5,143,949
-------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                              208,200            11,415,606
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                           425,700            26,546,652
                                                                                                           --------------
                                                                                                               43,106,207
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
Bear Stearns Cos., Inc. (The)                                                                44,000             5,564,240
-------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                 202,100            16,834,930
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                             402,733            18,759,303
                                                                                                           --------------
                                                                                                               41,158,473
-------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.4%
American International Group, Inc.                                                          109,600             7,174,416
-------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                       120,300            11,626,995
-------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                           303,000            11,959,410
-------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                             625,100            20,478,276
-------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                         241,000             7,386,650
                                                                                                           --------------
                                                                                                               58,625,747


1                     |                 Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Countrywide Financial Corp.                                                                 231,100        $    7,727,984
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                 127,500             8,652,150
                                                                                                           --------------
                                                                                                               16,380,134
HEALTH CARE--7.3%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.6%
MedImmune, Inc. 1                                                                           319,600            10,904,752
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Cooper Cos., Inc. (The)                                                                      95,700             5,304,651
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
WellPoint, Inc. 1                                                                           252,800            19,415,040
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.3%
GlaxoSmithKline plc, ADR                                                                    251,000            12,861,240
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                              1,069,300            27,459,624
-------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                    1,097,900            50,503,400
                                                                                                           --------------
                                                                                                               90,824,264
INDUSTRIALS--6.7%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Empresa Brasileira de Aeronautica SA, ADR 2                                                 180,500             7,337,325
-------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                               603,400            23,182,628
-------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                  1,610,500            20,775,450
-------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                   346,000            20,196,020
                                                                                                           --------------
                                                                                                               71,491,423
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.2%
Cendant Corp.                                                                             2,236,200            37,433,988
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Gamesa Corporacion Tecnologica SA                                                           400,000             6,513,233
INFORMATION TECHNOLOGY--13.6%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
Cisco Systems, Inc. 1                                                                     1,260,400            23,405,628
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.3%
Hutchinson Technology, Inc. 1                                                               334,500             9,258,960
-------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                       379,700            30,869,610
                                                                                                           --------------
                                                                                                               40,128,570
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
ATI Technologies, Inc. 1                                                                    789,200            14,087,220
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE--9.1%
Compuware Corp. 1                                                                         1,081,800             8,914,032
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                           1,764,300            49,665,045
-------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                            2,036,300            19,833,562
-------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                            716,100            15,832,971
-------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2,3                                                 3,996,250            63,380,525
                                                                                                           --------------
                                                                                                              157,626,135
MATERIALS--1.5%
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.5%
Companhia Vale do Rio Doce, Sponsored ADR                                                   587,800            26,086,564


2                     |                 Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
IDT Corp., Cl. B 1                                                                        1,553,700        $   19,188,195
--------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Vodafone Group plc, Sponsored ADR                                                           359,200             7,582,712
UTILITIES--2.1%
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.1%
AES Corp. (The) 1                                                                         1,479,000            25,202,160
--------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                    1,106,800            11,200,816
                                                                                                           ---------------
                                                                                                               36,402,976
                                                                                                           ---------------
Total Common Stocks (Cost $1,042,136,299)                                                                   1,113,540,790

                                                                                          PRINCIPAL
                                                                                             AMOUNT
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--35.9% 4
--------------------------------------------------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/Value $310,500,000, with a maturity value of $310,537,519) with Cantor Fitzgerald & Co./Cantor
Fitzgerald Securities, 4.35%, dated 1/31/06, to be repurchased at
$310,537,519 on 2/1/06, collateralized by U.S. Treasury Bills, 7/27/06, with a value of $195,652,000, U.S. Treasury Bonds, 3.125%--7.625%, 4/15/09--
11/15/22, with a value of $96,579,732 and U.S. Treasury Nts., 4.875%,
2/15/12, with a value of $28,804,306                                               $    310,500,000           310,500,000
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 39.82% in joint repurchase agreement (Principal                   311,140,000           311,140,000
Amount/Value $781,426,000, with a maturity value of $781,521,291) with
UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at
$311,177,942 on 2/1/06, collateralized by Federal Home Loan Mortgage
Corp., 5%, 12/1/35, with a value of $799,056,396
                                                                                                           ---------------
Total Joint Repurchase Agreements (Cost $621,640,000)                                                         621,640,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $1,663,776,299)                                                    1,735,180,790
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.4%
--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT--0.4%
Undivided interest of 0.27% in joint repurchase agreement (Principal
Amount/Value $2,500,000,000, with a maturity value of $2,500,313,889)
with Bank of America NA, 4.52%, dated 1/31/06, to be repurchased at
$6,835,461 on 2/1/06, collateralized by U.S. Agency Mortgages, 0.00%--
10%, 2/1/07--4/1/44, with a value of $2,550,000,000 5  (Cost $6,834,603)                  6,834,603             6,834,603
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,670,610,902)                                             100.5%        1,742,015,393
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (0.5)           (9,368,956)
                                                                                   ---------------------------------------
Net Assets                                                                                    100.0%       $1,732,646,437
                                                                                   =======================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.


3                     |                 Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2006. The aggregate fair value of securities of affiliated companies held by the Fund as of January 31, 2006 amounts to $63,380,525. Transactions during the period in which the issuer was an affiliate are as follows:

                                                    SHARES          GROSS              GROSS               SHARES
                                          OCTOBER 31, 2005      ADDITIONS         REDUCTIONS     JANUARY 31, 2006
-----------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.               3,996,250            --                 --            3,996,250

                                                                                                         DIVIDEND
                                                                                       VALUE               INCOME
-----------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                             $  63,380,525      $           --

4. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

5. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

                                                                                       SHARES
                                                                                   SOLD SHORT              VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK SECURITIES SOLD SHORT--(1.6)% 1
-----------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                           (37,660)     $  (4,817,467)
-----------------------------------------------------------------------------------------------------------------
Certegy, Inc.                                                                        (152,500)        (6,626,125)
-----------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 2                                                              (113,100)        (6,172,998)
-----------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                           (250,000)        (6,095,000)
-----------------------------------------------------------------------------------------------------------------
First Horizon National Corp.                                                         (123,700)        (4,684,519)
                                                                                                  ---------------
TOTAL COMMON STOCK SECURITIES SOLD SHORT (PROCEEDS $28,021,967)                                   $  (28,396,109)
                                                                                                  ===============

1. Collateral on short sales was segregated by the Fund in the amount of $61,315,760, which represented 215.93% of the market value of securities sold short. See accompanying Notes to Quarterly Statement of Investments.

2. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                      $1,646,634,164
                                                    ===============

Gross unrealized appreciation                       $  144,468,077
Gross unrealized depreciation                          (76,707,066)
                                                    ---------------
Net unrealized appreciation                         $   67,761,011
                                                    ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the


4                     |                 Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund records the proceeds as a deposit with the broker in its Statement of Assets and Liabilities in the annual and semiannual reports. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statements of Operations in the annual and semiannual reports.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


5                     |                 Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit default swaps as of January 31, 2006 is as follows:

                                                        NOTIONAL AMOUNT
                                                        RECEIVED BY THE        ANNUAL INTEREST
                                                       FUND UPON CREDIT           RATE PAID BY           UNREALIZED
    COUNTERPARTY         REFERENCED DEBT OBLIGATION               EVENT               THE FUND         DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG       ABS Portfolio CDS-Short Side       $ 125,000,000                   3.15%        $  1,067,109

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit default swaps as of January 31, 2006 is as follows:

                                                        NOTIONAL AMOUNT
                                                        RECEIVED BY THE        ANNUAL INTEREST
                                                       FUND UPON CREDIT           RATE PAID BY           UNREALIZED
    COUNTERPARTY         REFERENCED DEBT OBLIGATION               EVENT               THE FUND         DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG       ABS Portfolio CDS-Long Side        $  20,500,000                  19.25%         $ 1,843,000

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of January 31, 2006, the Fund had on loan securities valued at $6,587,448. Collateral of $6,834,603 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


6                     |                 Oppenheimer Quest Opportunity Value Fund


Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.7%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.4%
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.9%
Scientific Games Corp., Cl. A 1                                                          1,500,000        $   48,075,000
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Toll Brothers, Inc. 1                                                                      725,000            24,650,000
------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.2%
ValueVision Media, Inc., Cl. A 1,2                                                       2,400,000            29,400,000
------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.2%
Brunswick Corp.                                                                            650,000            24,433,500
------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1                                                             1,950,000            32,467,500
                                                                                                          --------------
                                                                                                              56,901,000
------------------------------------------------------------------------------------------------------------------------
MEDIA--3.3%
Cablevision Systems Corp., New York Group, Cl. A 1                                       1,000,000            24,600,000
------------------------------------------------------------------------------------------------------------------------
Clear Channel Outdoor Holdings, Inc., Cl. A 1                                            1,250,000            24,937,500
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                                           850,000            18,190,000
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                           850,000            17,187,000
                                                                                                          --------------
                                                                                                              84,914,500
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
Aeropostale, Inc. 1                                                                        300,000             9,069,000
------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                                        1,100,000            24,992,000
                                                                                                          --------------
                                                                                                              34,061,000
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Quicksilver, Inc. 1                                                                      1,750,000            24,535,000
------------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                                500,000            12,410,000
                                                                                                          --------------
                                                                                                              36,945,000
CONSUMER STAPLES--2.6%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.3%
Constellation Brands, Inc., Cl. A 1                                                      1,275,000            34,029,750
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Bunge Ltd.                                                                                 550,000            32,428,000
ENERGY--8.2%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.6%
Dresser-Rand Group, Inc. 1                                                                 800,000            21,544,000
------------------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc. 1                                                                   275,000            14,250,500
------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                                             100,000             7,607,000
------------------------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                                600,000            21,186,000
                                                                                                          --------------
                                                                                                              64,587,500
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.6%
Alpha Natural Resources, Inc. 1                                                          1,000,000            23,530,000
------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                            2,000,000            26,920,000
------------------------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                                     800,000            22,456,000
------------------------------------------------------------------------------------------------------------------------
International Coal Group, Inc. 1                                                         2,800,001            28,336,031
------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                                                       200,000            19,902,000
------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                      650,000            19,415,500


1                     |                 Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Western Refining, Inc. 1                                                                   112,400        $    2,107,500
                                                                                                          --------------
                                                                                                             142,667,031
FINANCIALS--19.6%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.3%
Cullen/Frost Bankers, Inc.                                                                 200,000            10,748,000
------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                                    600,000            25,164,000
------------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                                                       750,000            21,015,000
------------------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                              350,000            27,674,500
                                                                                                          --------------
                                                                                                              84,601,500
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
Affiliated Managers Group, Inc. 1                                                          425,000            39,440,000
------------------------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                                    241,100             4,395,253
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                              275,000            34,776,500
------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                            500,000            26,670,000
------------------------------------------------------------------------------------------------------------------------
iShares Russell Midcap Value Index Fund                                                    250,000            32,412,500
                                                                                                          --------------
                                                                                                             137,694,253
------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.8%
Everest Re Group Ltd.                                                                      380,000            36,727,000
------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                          650,000            25,655,500
------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                          1,050,000            34,398,000
------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                        830,000            25,439,500
                                                                                                          --------------
                                                                                                             122,220,000
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.9%
BioMed Realty Trust, Inc.                                                                  900,000            24,147,000
------------------------------------------------------------------------------------------------------------------------
Newcastle Investment Corp.                                                                 850,000            23,120,000
------------------------------------------------------------------------------------------------------------------------
NorthStar Realty Finance Corp. 2                                                         2,500,000            27,425,000
                                                                                                          --------------
                                                                                                              74,692,000
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.2%
Commercial Capital Bancorp, Inc.                                                         2,127,800            33,214,958
------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                                             1,350,000            19,656,000
------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                      625,000            27,018,750
                                                                                                          --------------
                                                                                                              79,889,708
HEALTH CARE--7.7%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.9%
MedImmune, Inc. 1                                                                          700,000            23,884,000
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
Cooper Cos., Inc. (The)                                                                    250,000            13,857,500
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc. 1                                                    450,000            30,091,500
------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                                    400,000            13,456,000
                                                                                                          --------------
                                                                                                              57,405,000
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.5%
Coventry Health Care, Inc. 1                                                               625,000            37,231,250
------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                           650,000            25,415,000
------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                             273,000            13,568,100
------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                                    925,000            37,980,500
                                                                                                          --------------
                                                                                                             114,194,850


2                     |                 Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--16.5%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
Empresa Brasileira de Aeronautica SA, ADR                                                  650,000        $   26,422,500
------------------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                             750,000            29,527,500
------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                 1,750,000            22,575,000
                                                                                                          --------------
                                                                                                              78,525,000
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Manpower, Inc.                                                                             400,000            21,532,000
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.0%
Foster Wheeler Ltd. 1                                                                      500,000            24,625,000
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.5%
AMETEK, Inc.                                                                               875,000            35,997,500
------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                                                              350,000            28,577,500
                                                                                                          --------------
                                                                                                              64,575,000
------------------------------------------------------------------------------------------------------------------------
MACHINERY--4.7%
Actuant Corp., Cl. A                                                                       600,000            34,350,000
------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                               300,000             9,255,000
------------------------------------------------------------------------------------------------------------------------
Idex Corp.                                                                                 350,000            16,100,000
------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                        750,000            36,982,500
------------------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                                         625,000            23,056,250
                                                                                                          --------------
                                                                                                             119,743,750
------------------------------------------------------------------------------------------------------------------------
MARINE--2.9%
Alexander & Baldwin, Inc.                                                                  525,000            27,599,250
------------------------------------------------------------------------------------------------------------------------
Double Hull Tankers, Inc. 1,2                                                            1,800,000            24,516,000
------------------------------------------------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A 2                                                             1,800,000            22,590,000
                                                                                                          --------------
                                                                                                              74,705,250
------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.3%
Hunt (J.B.) Transport Services, Inc.                                                     1,400,000            33,320,000
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
H&E Equipment Services, Inc. 1                                                              53,300             1,231,230
INFORMATION TECHNOLOGY--13.1%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.9%
Avaya, Inc. 1                                                                            1,200,000            12,660,000
------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                   600,000            10,878,000
                                                                                                          --------------
                                                                                                              23,538,000
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
Hutchinson Technology, Inc. 1                                                            1,000,000            27,680,000
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
Amphenol Corp., Cl. A                                                                      525,000            26,685,750
------------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                              1,000,000            19,350,000
                                                                                                          --------------
                                                                                                              46,035,750
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
BISYS Group, Inc. (The) 1                                                                2,250,000            32,602,500
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.0%
ATI Technologies, Inc. 1                                                                 1,000,000            17,850,000
------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                                          250,000             7,145,000


3                     |                 Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Varian Semiconductor Equipment Associates, Inc. 1                                          500,000        $   24,765,000
                                                                                                          --------------
                                                                                                              49,760,000
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.0%
Activision, Inc. 1                                                                       1,500,000            21,510,000
------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                              850,000            27,370,000
------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                        4,292,909            35,373,570
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                           2,250,000            21,915,000
------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                         2,100,000            46,431,000
                                                                                                          --------------
                                                                                                             152,599,570
MATERIALS--8.4%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--4.5%
Celanese Corp., Series A                                                                 1,600,000            32,752,000
------------------------------------------------------------------------------------------------------------------------
Chemtura Corp.                                                                           1,800,000            22,626,000
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                    1,200,000            28,812,000
------------------------------------------------------------------------------------------------------------------------
Mosaic Co. (The) 1                                                                       2,000,000            30,920,000
                                                                                                          --------------
                                                                                                             115,110,000
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.3%
Texas Industries, Inc.                                                                     600,000            32,286,000
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.5%
Packaging Corp. of America                                                                 550,000            12,760,000
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.1%
Cleveland-Cliffs, Inc.                                                                     100,000            10,785,000
------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                         175,000            28,087,500
------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                       175,000             8,123,500
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                  125,000             7,468,750
                                                                                                          --------------
                                                                                                              54,464,750
UTILITIES--8.2%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.6%
AES Corp. (The) 1                                                                        2,200,000            37,488,000
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                       2,000,000            28,940,000
------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                                         500,000            24,135,000
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                   2,500,000            25,300,000
------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                                     650,000            26,981,500
                                                                                                          --------------
                                                                                                             142,844,500
------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.3%
Mirant Corp. 1                                                                           1,200,000            33,600,000
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Southern Union Co.                                                                       1,000,000            25,200,000
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
Equitable Resources, Inc.                                                                   50,000             1,845,000
------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                               50,000             4,074,000
                                                                                                          --------------
                                                                                                               5,919,000
                                                                                                          --------------
Total Common Stocks (Cost $2,093,296,993)                                                                  2,455,897,392


4                     |                 Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.6%
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 11.58% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291) with
UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $90,475,032 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%,
12/1/35, with a value of $799,056,396 (Cost $90,464,000)                              $ 90,464,000        $    90,464,000
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,183,760,993)                                            100.3%         2,546,361,392
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (0.3)            (7,960,131)
                                                                                      ------------------------------------
Net Assets                                                                                   100.0%       $ 2,538,401,261
                                                                                      ====================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2006. The aggregate fair value of securities of affiliated companies held by the Fund as of January 31, 2006 amounts to $103,931,000. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES            GROSS            GROSS             SHARES
                                      OCTOBER 31, 2005        ADDITIONS       REDUCTIONS   JANUARY 31, 2006
-----------------------------------------------------------------------------------------------------------
Double Hull Tankers, Inc.                    2,000,000               --          200,000          1,800,000
Horizon Lines, Inc., Cl. A                   2,500,000               --          700,000          1,800,000
NorthStar Realty Finance Corp.               2,000,000          500,000               --          2,500,000
ValueVision Media, Inc., Cl. A               2,000,000          400,000               --          2,400,000

                                                                                DIVIDEND           REALIZED
                                                                  VALUE           INCOME               GAIN
-----------------------------------------------------------------------------------------------------------
Double Hull Tankers, Inc.                                 $  24,516,000      $        --        $   188,242
Horizon Lines, Inc., Cl. A                                   22,590,000          263,846            846,568
NorthStar Realty Finance Corp.                               27,425,000               --                 --
ValueVision Media, Inc., Cl. A                               29,400,000               --                 --
                                                          -------------------------------------------------
                                                          $ 103,931,000      $   263,846        $ 1,034,810
                                                          =================================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                     $2,195,585,314
                                                   ===============

Gross unrealized appreciation                      $  363,045,144
Gross unrealized depreciation                         (12,269,066)
                                                   ---------------
Net unrealized appreciation                        $  350,776,078
                                                   ===============


5                     |                 Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.



6                     |                 Oppenheimer Small- & Mid- Cap Value Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds, consisting of: Oppenheimer Quest Balanced Fund, Oppenheimer Quest Opportunity Value Fund, and Oppenheimer Small- & Mid-Cap Value Fund


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006